UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  10 Old Burlington Street
          London  W1S 3AG
          England

13F File Number: 028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Howard
Title:    Chief Financial Officer
Phone:    (+44) 20 7851 0692


Signature, Place and Date of Signing:

/s/ James Howard                   London, England          February 19, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:     $3,393 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                        FORM 13F INFORMATION TABLE
                                             December 31, 2007


COLUMN 1          COLUMN  2         COLUMN 3     COLUMN 4            COLUMN 5   COLUMN 6    COLUMN 7       COLUMN 8

                                                 VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE       SHARED       NONE
OPTIBASE LTD      ORD               M7524R108    3,393    1,346,418  SH         SOLE        NONE      1,346,418     0          0


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